Cover	12 Months Ended
Jul. 31, 2026
Document Information [Line Items]
Document Type	SP 15D2
Amendment Flag	false
Entity Central Index Key	0002086412
Entity Registrant Name	DRC MEDICINE INC.
Document Period End Date	Jul. 31, 2026